Loans - Additional Information (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net losses on sales of loans	¥ 886	¥ 5,860	¥ 49,822
Valuation losses related to loans held for sale accounted for at the lower of cost or fair value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net losses on sales of loans, amount attributable to valuation losses related to loans held for sale accounted for at the lower of cost or fair value	¥ 645	¥ 1,759	¥ 37,922